FINANCIAL INSTRUMENTS (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)
Financial Instruments
Cash	$ 322		$ 41
Accounts receivable	1,446		0
Accounts payable	2,449		150
Short term loans			$ 8,922
Working capital	1,573
Operating activities	9,082	$ (3,594)
Investing activities	10,698	$ 23,120
Financial instruments drawn	19,400
Financial instruments credit facility	20,000
Debt financing	$ 30,000